Balance Sheet Components - Intangible Assets, Net (Detail) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Finite-Lived Intangible Assets [Line Items]
Gross Value	$ 19,658	$ 5,758	$ 178
Accumulated Amortization	(2,493)	(604)	(12)
Net Book Value	17,165	5,154	166
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Gross Value	8,190	3,890
Accumulated Amortization	(977)	(266)
Net Book Value	7,213	3,624
Developed technology
Finite-Lived Intangible Assets [Line Items]
Gross Value	11,020	1,820	170
Accumulated Amortization	(1,428)	(329)	(11)
Net Book Value	$ 9,592	1,491	159
Weighted- Average Remaining Useful Life	5 years
Trade name
Finite-Lived Intangible Assets [Line Items]
Gross Value	$ 448	48	8
Accumulated Amortization	(88)	(9)	(1)
Net Book Value	$ 360	$ 39	$ 7
Weighted- Average Remaining Useful Life	3 years
Weighted Average | Customer relationships
Finite-Lived Intangible Assets [Line Items]
Weighted- Average Remaining Useful Life	7 years 3 months 18 days	9 years 3 months 18 days
Weighted Average | Developed technology
Finite-Lived Intangible Assets [Line Items]
Weighted- Average Remaining Useful Life	5 years 10 months 24 days	4 years 3 months 18 days	4 years 8 months 12 days
Weighted Average | Trade name
Finite-Lived Intangible Assets [Line Items]
Weighted- Average Remaining Useful Life	4 years 2 months 12 days	1 year 4 months 24 days	2 years 8 months 12 days